Condensed Consolidating Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Balance Sheets

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF MARCH 31, 2016

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$24,888	$—	$3	$—	$24,891
Accounts Receivable	24,252	16	47	—	24,315
Taxes Receivable	—	—	18	—	18
Short-Term Derivative Instruments	29,012	—	—	—	29,012
Inventory, Prepaid Expenses and Other	3,156	—	12	—	3,168

Total Current Assets	81,308	16	80	—	81,404
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	1,300,678	801	—		1,301,479
Unevaluated Oil and Gas Properties	257,697	—	—	—	257,697
Other Property and Equipment	40,133	895	—	—	41,028
Wells and Facilities in Progress	75,269	245	—	—	75,514
Pipelines	16,780	—	—	—	16,780

Total Property and Equipment	1,690,557	1,941	—	—	1,692,498
Less: Accumulated Depreciation, Depletion and Amortization	(720,100)	(898)	—	—	(720,998)

Net Property and Equipment	970,457	1,043	—	—	971,500
Other Assets	2,489	—	—	—	2,489
Intercompany Receivables	—	—	1,095,371	(1,095,371)	—
Investment in Subsidiaries – Net	(2,388)	—	(127,974)	130,362	—
Long-Term Derivative Instruments	8,460	—	—	—	8,460

Total Assets	$1,060,326	$1,059	$967,477	$(965,009)	$1,063,853

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$42,818	$—	$—	$—	$42,818
Current Maturities of Long-Term Debt	434	—	9,500	—	9,934
Accrued Liabilities	32,709	20	11,567		44,296
Short-Term Derivative Instruments	3,758	—	—	—	3,758

Total Current Liabilities	79,719	20	21,067	—	100,806
Long-Term Derivative Instruments	6,908	—	—	—	6,908
Senior Secured Line of Credit and Other Long-Term Debt, Net of Issuance Costs	—	—	143,294	—	143,294
Senior Notes, Net of Issuance Costs	—	—	657,511	—	657,511
Premium on Senior Notes – Net	—	—	2,245	—	2,245
Other Deposits and Liabilities	3,140	—	—	—	3,140
Future Abandonment Cost	42,964	448	—	—	43,412
Intercompany Payables	1,090,818	4,553	—	(1,095,371)	—

Total Liabilities	1,223,549	5,021	824,117	(1,095,371)	957,316
Stockholders’ Equity
Preferred Stock	—	—	1	—	1
Common Stock	—	—	63	—	63
Additional Paid-In Capital	177,144	—	630,301	(177,144)	630,301
Accumulated Earnings (Deficit)	(340,367)	(3,962)	(487,005)	307,506	(523,828)

Total Stockholders’ Equity	(163,223)	(3,962)	143,360	130,362	106,537
Total Liabilities and Stockholders’ Equity	$1,060,326	$1,059	$967,477	$(965,009)	$1,063,853

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF DECEMBER 31, 2015

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$1,089	$—	$2	$—	$1,091
Accounts Receivable	19,423	11	49	—	19,483
Taxes Receivable	—	—	18	—	18
Short-Term Derivative Instruments	34,260	—	—	—	34,260
Inventory, Prepaid Expenses and Other	3,804	—	25	—	3,829

Total Current Assets	58,576	11	94	—	58,681
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	1,245,626	774	—	(6,970)	1,239,430
Unevaluated Oil and Gas Properties	262,992	—	—	—	262,992
Other Property and Equipment	39,217	895	—	—	40,112
Wells and Facilities in Progress	144,587	239	—	(270)	144,556
Pipelines	16,161	—	—	(2,137)	14,024

Total Property and Equipment	1,708,583	1,908	—	(9,377)	1,701,114
Less: Accumulated Depreciation, Depletion and Amortization	(702,537)	(880)	—	3,518	(699,899)

Net Property and Equipment	1,006,046	1,028	—	(5,859)	1,001,215
Deferred Financing Costs and Other Assets – Net	2,501	—	—	—	2,501
Intercompany Receivables	—	—	1,070,548	(1,070,548)	—
Investment in Subsidiaries – Net	(1,907)	—	243,331	(241,424)	—
Long-Term Derivative Instruments	9,534	—	—	—	9,534

Total Assets	$1,074,750	$1,039	$1,313,973	$(1,317,831)	$1,071,931

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$37,874	$—	$—	$—	$37,874
Current Maturities of Long-Term Debt	590	—	—	—	590
Accrued Liabilities	32,601	—	11,725	—	44,326
Short-Term Derivative Instruments	2,486	—	—	—	2,486

Total Current Liabilities	73,551	—	11,725	—	85,276
Long-Term Derivative Instruments	5,556	—	—	—	5,556
Senior Secured Line of Credit and Other Long-Term Debt, Net of Issuance Costs	28	—	109,368	—	109,396
Senior Notes, Net of Issuance Costs	—	—	663,089	—	663,089
Premium on Senior Notes – Net	—	—	2,344	—	2,344
Other Deposits and Liabilities	3,156	—	—	—	3,156
Future Abandonment Cost	42,443	440	—	—	42,883
Intercompany Payables	1,070,096	452	—	(1,070,548)	—

Total Liabilities	1,194,830	892	786,526	(1,070,548)	911,700
Stockholders’ Equity
Preferred Stock	—	—	1	—	1
Common Stock	—	—	54	—	54
Additional Paid-In Capital	177,143	—	619,777	(173,057)	623,863
Accumulated Earnings (Deficit)	(297,223)	147	(92,385)	(74,226)	(463,687)

Total Stockholders’ Equity	(120,080)	147	527,447	(247,283)	160,231
Total Liabilities and Stockholders’ Equity	$1,074,750	$1,039	$1,313,973	$(1,317,831)	$1,071,931

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

FOR THE YEAR ENDED DECEMBER 31, 2015

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$1,089	$—	$2	$—	$1,091
Accounts Receivable	19,423	11	49	—	19,483
Taxes Receivable	—	—	18	—	18
Short-Term Derivative Instruments	34,260	—	—	—	34,260
Inventory, Prepaid Expenses and Other	3,804	—	25	—	3,829

Total Current Assets	58,576	11	94	—	58,681
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	1,245,626	774	—	(6,970)	1,239,430
Unevaluated Oil and Gas Properties	262,992	—	—	—	262,992
Other Property and Equipment	39,217	895	—	—	40,112
Wells and Facilities in Progress	144,587	239	—	(270)	144,556
Pipelines	16,161	—	—	(2,137)	14,024

Total Property and Equipment	1,708,583	1,908	—	(9,377)	1,701,114
Less: Accumulated Depreciation, Depletion and Amortization	(702,537)	(880)	—	3,518	(699,899)

Net Property and Equipment	1,006,046	1,028	—	(5,859)	1,001,215
Deferred Financing Costs and Other Assets – Net	2,501	—	14,043	—	16,544
Equity Method Investments	—	—	—	—	—
Long-Term Deferred Tax Asset	—	—	12,532	—	12,532
Intercompany Receivables	—	—	1,070,548	(1,070,548)	—
Investment in Subsidiaries – Net	(1,907)	—	243,331	(241,424)	—
Long-Term Derivative Instruments	9,534	—	—	—	9,534

Total Assets	$1,074,750	$1,039	$1,340,548	$(1,317,831)	$1,098,506

LIABILITIES AND EQUITY
Current Liabilities
Accounts Payable	$37,874	$—	$—	$—	$37,874
Current Maturities of Long-Term Debt	590	—	—	—	590
Accrued Liabilities	32,601	—	11,725	—	44,326
Short-Term Derivative Instruments	2,486	—	—	—	2,486
Current Deferred Tax Liability	—	—	12,532	—	12,532

Total Current Liabilities	73,551	—	24,257	—	97,808
8.875% Senior Notes Due 2020	—	—	350,000	—	350,000
6.25% Senior Notes Due 2022	—	—	325,000	—	325,000
Premium on Senior Notes – Net	—	—	2,344	—	2,344
Senior Secured Line of Credit and Other Long-Term Debt	28	—	111,500	—	111,528
Long-Term Derivative Instruments	5,556	—	—	—	5,556
Other Deposits and Liabilities	3,156	—	—	—	3,156
Future Abandonment Cost	42,443	440	—	—	42,883
Intercompany Payables	1,070,096	452	—	(1,070,548)	—

Total Liabilities	1,194,830	892	813,101	(1,070,548)	938,275
Stockholders’ Equity
Preferred Stock	—	—	1	—	1
Common Stock	—	—	54	—	54
Additional Paid-In Capital	177,143	—	619,777	(173,057)	623,863
Accumulated Earnings (Deficit)	(297,223)	147	(92,385)	(74,226)	(463,687)

Rex Energy Stockholders’ Equity	(120,080)	147	527,447	(247,283)	160,231
Noncontrolling Interests	—	—	—	—	—

Total Stockholders’ Equity	(120,080)	147	527,447	(247,283)	160,231
Total Liabilities and Stockholders’ Equity	$1,074,750	$1,039	$1,340,548	$(1,317,831)	$1,098,506

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

FOR THE YEAR ENDED DECEMBER 31, 2014

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$17,978	$—	$—	$—	$17,978
Accounts Receivable	43,726	210	—	—	43,936
Taxes Receivable	—	—	504	—	504
Short-Term Derivative Instruments	29,265	—	—	—	29,265
Assets Held For Sale	—	36,794	—	(2,537)	34,257
Inventory, Prepaid Expenses and Other	3,374	—	29	—	3,403

Total Current Assets	94,343	37,004	533	(2,537)	129,343
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	1,084,332	467	—	(5,760)	1,079,039
Unevaluated Oil and Gas Properties	321,708	705	—	—	322,413
Other Property and Equipment	45,466	895	—	—	46,361
Wells and Facilities in Progress	127,759	456	—	(560)	127,655
Pipelines	17,555	—	—	(1,898)	15,657

Total Property and Equipment	1,596,820	2,523	—	(8,218)	1,591,125
Less: Accumulated Depreciation, Depletion and Amortization	(367,224)	(730)	—	1,037	(366,917)

Net Property and Equipment	1,229,596	1,793	—	(7,181)	1,224,208
Deferred Financing Costs and Other Assets—Net	2,421	—	14,649	—	17,070
Equity Method Investments	17,895	—	—	—	17,895
Long-Term Deferred Tax Asset	—	—	8,301	—	8,301
Intercompany Receivables	—	—	951,025	(951,025)	—
Investment in Subsidiaries – Net	4,161	1,541	258,448	(264,150)	—
Long-Term Derivative Instruments	4,904	—	—	—	4,904

Total Assets	$1,353,320	$40,338	$1,232,956	$(1,224,893)	$1,401,721

LIABILITIES AND EQUITY
Current Liabilities
Accounts Payable	$55,877	$—	$—	$(2,537)	$53,340
Current Maturities of Long-Term Debt	1,176	—	—	—	1,176
Accrued Liabilities	46,783	571	12,124	—	59,478
Short-Term Derivative Instruments	421	—	—	—	421
Long-Term Deferred Tax Liability	—	—	8,301	—	8,301
Liabilities Related to Assets Held For Sale	—	25,115	—	—	25,115

Total Current Liabilities	104,257	25,686	20,425	(2,537)	147,831
8.875% Senior Notes Due 2020	—	—	350,000	—	350,000
6.25% Senior Notes Due 2022			325,000		325,000
Premium (Discount) on Senior Notes – Net	—	—	2,725	—	2,725
Senior Secured Line of Credit and Other Long-Term Debt	251	—	—	—	251
Long-Term Derivative Instruments	2,377	—	—	—	2,377
Other Deposits and Liabilities	4,018	—	—	—	4,018
Future Abandonment Cost	38,097	49	—	—	38,146
Intercompany Payables	947,114	3,911	—	(951,025)	—

Total Liabilities	1,096,114	29,646	698,150	(953,562)	870,348
Stockholders’ Equity
Preferred Stock	—	—	1	—	1
Common Stock	—	—	54	—	54
Additional Paid-In Capital	177,144	79,743	617,826	(256,887)	617,826
Accumulated Earnings (Deficit)	80,062	(69,253)	(83,075)	(18,483)	(90,749)

Rex Energy Stockholders’ Equity	257,206	10,490	534,806	(275,370)	527,132
Noncontrolling Interests	—	202	—	4,039	4,241

Total Stockholders’ Equity	257,206	10,692	534,806	(271,331)	531,373
Total Liabilities and Stockholders’ Equity	$1,353,320	$40,338	$1,232,956	$(1,224,893)	$1,401,721

Condensed Consolidating Statements of Cash Flows

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE THREE MONTHS ENDING MARCH 31, 2016

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$(38,143)	$(8)	$(60,141)	$38,151	$(60,141)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Non-Cash Expenses (Income)	(30)	—	527	—	497
Depreciation, Depletion, Amortization and Accretion	19,379	29	—	—	19,408
Gain on Derivatives	(4,049)	—	—	—	(4,049)
Cash Settlements of Derivatives	12,994	—	—	—	12,994
Dry Hole Expense	843	—	—	—	843
Gain on Sale of Asset	(30)	—	—	—	(30)
Deferred Income Tax Expense	1,326	1	765	—	2,092
Impairment Expense	14,184	—	14,184	(14,184)	14,184
Changes in operating assets and liabilities
Accounts Receivable	15,852	10	(20,735)	—	(4,873)
Inventory, Prepaid Expenses and Other Assets	648	—	12	—	660
Accounts Payable and Accrued Liabilities	1,922	21	(2,251)	—	(308)
Other Assets and Liabilities	(170)	—	—	—	(170)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	24,726	53	(67,639)	23,967	(18,893)
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	27	(21)	23,961	(23,967)	—
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	71	—	—	—	71
Proceeds from Joint Venture for Reimbursement of Capital Costs	19,461	—	—	—	19,461
Acquisitions of Undeveloped Acreage	(5,266)	—	—	—	(5,266)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(15,036)	(32)	—	—	(15,068)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(743)	(53)	23,961	(23,967)	(802)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	—	—	46,500	—	46,500
Repayments of Loans and Other Long-Term Debt	(184)	—	—	—	(184)
Debt Issuance Costs	—	—	(2,821)	—	(2,821)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(184)	—	43,679	—	43,495
NET INCREASE IN CASH	23,799	—	1	—	23,800
CASH – BEGINNING	1,089	—	2	—	1,091

CASH – ENDING	$24,888	$—	$3	$—	$24,891

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE THREE MONTHS ENDING MARCH 31, 2015

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$(4,114)	$2,826	$(17,814)	$2,585	$(16,517)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss From Equity Method Investments	203	—	—	—	203
Non-Cash Expenses	(70)	44	3,403	—	3,377
Depreciation, Depletion, Amortization and Accretion	26,292	1,480	—	(1,607)	26,165
Gain on Derivatives	(16,856)	—	(263)	—	(17,119)
Cash Settlements of Derivatives	10,579	—	500	—	11,079
Dry Hole Expense	(1)	—	—	—	(1)
(Gain) Loss on Sale of Asset	65	(32)	—	—	33
Impairment Expense	7,012	11	—	—	7,023
Changes in operating assets and liabilities
Accounts Receivable	10,437	(1,087)	428	251	10,029
Inventory, Prepaid Expenses and Other Assets	712	(322)	(62)	—	328
Accounts Payable and Accrued Liabilities	(12,518)	(2,496)	2,336	(251)	(12,929)
Other Assets and Liabilities	(199)	(133)	27	—	(305)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	21,542	291	(11,445)	978	11,366
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	27,192	(1,688)	(23,681)	(1,823)	—
Proceeds from Joint Venture Acreage Management	39	—	—	—	39
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	217	455	—	—	672
Proceeds from Joint Venture for Reimbursement of Capital Costs	16,611	—	—	—	16,611
Acquisitions of Undeveloped Acreage	(17,454)	(5)	—	—	(17,459)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(60,719)	(7,139)	—	845	(67,013)

NET CASH USED IN INVESTING ACTIVITIES	(34,114)	(8,377)	(23,681)	(978)	(67,150)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	—	18,826	54,000	—	72,826
Repayments of Long-Term Debt and Lines of Credit	—	(9,761)	(16,000)	—	(25,761)
Repayments of Loans and Other Notes Payable	(392)	(294)	—	—	(686)
Debt Issuance Costs	—	—	(459)	—	(459)
Dividends Paid	—	—	(2,415)	—	(2,415)
Distributions by the Partners of Consolidated Subsidiaries	—	(531)	—	—	(531)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(392)	8,240	35,126	—	42,974
NET INCREASE IN CASH	(12,964)	154	—	—	(12,810)
CASH – BEGINNING	17,978	113	5	—	18,096

CASH – ENDING	$5,014	$267	$5	$—	$5,286

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDING DECEMBER 31, 2015

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$(351,424)	$3,908	$(328,010)	$314,493	$(361,033)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss on Equity Method Investments	411	—	—	—	411
Non-Cash Expenses (Income)	(201)	(334)	8,184	—	7,649
Depreciation, Depletion, Amortization and Accretion	105,555	3,230	—	(3,963)	104,822
Gain on Derivatives	(59,242)	—	(934)	—	(60,176)
Cash Settlements of Derivatives	54,859	—	934	—	55,793
Dry Hole Expense	199	136	—	(5)	330
Gain on Sale of Asset	(477)	(44)	—	—	(521)
Gain on Sale of Water Solutions	—	—	(57,778)	—	(57,778)
Impairment Expense	345,892	1,396	345,892	(347,405)	345,775
Changes in operating assets and liabilities
Accounts Receivable	24,240	(453)	429	(2,537)	21,679
Inventory, Prepaid Expenses and Other Assets	(431)	(142)	5	—	(568)
Accounts Payable and Accrued Liabilities	(20,008)	(4,969)	(515)	2,537	(22,955)
Other Assets and Liabilities	(2,497)	(73)	27	—	(2,543)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	96,876	2,655	(31,766)	(36,880)	30,885
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany Loans to Subsidiaries	103,212	(3,362)	(135,566)	35,716	—
Proceeds from Joint Venture Acreage Management	58	—	—	—	58
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	9,766	560	66,900	—	77,226
Proceeds from Joint Venture	16,611	—	—	—	16,611
Acquisitions of Undeveloped Acreage	(27,963)	(279)	—	—	(28,242)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(214,450)	(7,813)	—	1,164	(221,099)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(112,766)	(10,894)	(68,666)	36,880	(155,446)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	—	35,814	193,500	—	229,314
Repayments of Long-Term Debt and Lines of Credit	—	(26,335)	(82,000)	—	(108,335)
Repayments of Loans and Other Notes Payable	(999)	(520)	—	—	(1,519)
Debt Issuance Costs	—	(3)	(1,411)	—	(1,414)
Distributions by the Partners of Consolidated Subsidiary	—	(830)	—	—	(830)
Dividends Paid on Preferred Stock	—	—	(9,660)	—	(9,660)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(999)	8,126	100,429	—	107,556
NET (DECREASE) IN CASH	(16,889)	(113)	(3)	—	(17,005)
CASH – BEGINNING	17,978	113	5	—	18,096

CASH – ENDING	$1,089	$—	$2	$—	$1,091

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDING DECEMBER 31, 2014

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$(21,854)	$9,330	$(46,689)	$16,563	$(42,650)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss on Equity Method Investments	813	—	—	—	813
Non-Cash Expenses (Income)	(273)	278	6,784	—	6,789
Depreciation, Depletion, Amortization and Accretion	94,643	4,217	—	(689)	98,171
Deferred Income Tax Benefit	(9,928)	(1,649)	(14,415)	—	(25,992)
Gain on Derivatives	(37,359)	—	(1,517)	—	(38,876)
Cash Settlements of Derivatives	5,969	—	1,312	—	7,281
Dry Hole Expense	3,797	267	—	—	4,064
(Gain) Loss on Sale of Asset	644	(55)	—	—	589
Impairment Expense	126,662	6,022	—	—	132,684
Changes in operating assets and liabilities
Accounts Receivable	(11,450)	(6,090)	4,686	(766)	(13,620)
Inventory, Prepaid Expenses and Other Assets	(1,283)	(74)	(2)	—	(1,359)
Accounts Payable and Accrued Liabilities	23,768	3,488	9,252	766	37,274
Other Assets and Liabilities	(2,127)	(335)	—	—	(2,462)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	172,022	15,399	(40,589)	15,874	162,706
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany Loans to Subsidiaries	397,382	(5,412)	(371,768)	(20,202)	—
Proceeds from Joint Venture Acreage Management	263	—	—	—	263
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	254	292	—	—	546
Acquisitions of Undeveloped Acreage	(168,713)	(710)	—	—	(169,423)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(382,889)	(12,861)	—	4,328	(391,422)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(153,703)	(18,691)	(371,768)	(15,874)	(560,036)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	—	38,895	171,000	—	209,895
Repayments of Long-Term Debt and Lines of Credit	—	(33,152)	(230,000)	—	(263,152)
Repayments of Loans and Other Notes Payable	(1,727)	(994)	—	—	(2,721)
Proceeds from Senior Notes, net of Discounts and Premiums	—	—	325,000	—	325,000
Debt Issuance Costs	—	(8)	(6,816)	—	(6,824)
Proceeds from Issuance of Preferred Stock, Net	—	—	154,988	—	154,988
Proceeds from the Exercise of Stock Options	—	—	515	—	515
Purchase of Non-Controlling Interests	—	(1,840)	—	—	(1,840)
Dividends Paid on Preferred Stock	—	—	(2,335)	—	(2,335)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(1,727)	2,901	412,352	—	413,526
NET INCREASE (DECREASE) IN CASH	16,592	(391)	(5)	—	16,196
CASH – BEGINNING	1,386	504	10	—	1,900

CASH – ENDING	$17,978	$113	$5	$—	$18,096

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDING DECEMBER 31, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$7,172	$2,462	$(2,130)	$(8,077)	$(573)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss on Equity Method Investments	763	—	—	—	763
Non-Cash Expenses	(194)	55	6,369	—	6,230
Depreciation, Depletion, Amortization and Accretion	62,540	1,604	—	(200)	63,944
Deferred Income Tax Expense (Benefit)	14,409	2,210	(14,340)	—	2,279
Gain on Derivatives	2,703	—	205	—	2,908
Cash Settlements of Derivatives	7,128	—	—	—	7,128
Dry Hole Expense	2,993	—	—	—	2,993
(Gain) Loss on Sale of Asset	(5,289)	(922)	—	—	(6,211)
Impairment Expense	32,072	—	—	—	32,072
Changes in operating assets and liabilities
Accounts Receivable	(5,877)	(6,515)	1,241	(1,575)	(12,726)
Inventory, Prepaid Expenses and Other Assets	(826)	(59)	—	—	(885)
Accounts Payable and Accrued Liabilities	8,554	874	1,481	1,982	12,891
Other Assets and Liabilities	(2,272)	(88)	(137)	—	(2,497)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	123,876	(379)	(7,311)	(7,870)	108,316
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany Loans to Subsidiaries	186,089	1,619	(193,015)	5,307	—
Proceeds from Joint Venture Acreage Management	458	—	—	—	458
Contributions to Equity Method Investments	(2,493)	—	—	—	(2,493)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	8,071	3,234	—	—	11,305
Acquisitions of Undeveloped Acreage	(41,782)	(2)	—	—	(41,784)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(275,697)	(7,870)	—	2,563	(281,004)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(125,354)	(3,019)	(193,015)	7,870	(313,518)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	—	7,249	65,000	—	72,249
Repayments of Long-Term Debt and Lines of Credit	—	(2,480)	(6,000)	—	(8,480)
Repayments of Loans and Other Notes Payable	(1,363)	(642)	—	—	(2,005)
Proceeds from Senior Notes, net of Discounts and Premiums	—	—	105,000	—	105,000
Debt Issuance Costs	—	(8)	(3,126)	—	(3,134)
Proceeds from the Exercise of Stock Options	—	—	533	—	533
Purchase of Non-Controlling Interests	—	(150)	—	—	(150)
Distributions by the Partners of Consolidated Subsidiary	—	(886)	—	—	(886)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(1,363)	3,083	161,407	—	163,127
NET INCREASE (DECREASE) IN CASH	(2,841)	(315)	(38,919)	—	(42,075)
CASH – BEGINNING	4,227	819	38,929	—	43,975

CASH – ENDING	$1,386	$504	$10	$—	$1,900

Condensed Consolidating Statements of Operations

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED MARCH 31, 2016

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$30,463	$31	$—	$—	$30,494
Other Revenue	13	—	—	—	13

TOTAL OPERATING REVENUE	30,476	31	—	—	30,507
OPERATING EXPENSES
Production and Lease Operating Expense	30,121	25	—	—	30,146
General and Administrative Expense	6,068	9	(14)	—	6,063
Gain on Disposal of Asset	(30)	—	—	—	(30)
Impairment Expense	14,184	—	—	—	14,184
Exploration Expense	993	—	—	—	993
Depreciation, Depletion, Amortization and Accretion	19,379	29	—	—	19,408
Other Operating Income	329	—	—	—	329

TOTAL OPERATING EXPENSES	71,044	63	(14)	—	71,093
INCOME (LOSS) FROM OPERATIONS	(40,568)	(32)	14	—	(40,586)
OTHER INCOME (EXPENSE)
Interest Expense	(273)	—	(12,759)	—	(13,032)
Gain on Derivatives, Net	4,049	—	—	—	4,049
Debt Exchange Expense	—	—	(8,480)	—	(8,480)
Income (Loss) From Equity in Consolidated Subsidiaries	(25)	25	(38,151)	38,151	—

TOTAL OTHER INCOME (EXPENSE)	3,751	25	(59,390)	38,151	(17,463)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(36,817)	(7)	(59,376)	38,151	(58,049)
Income Tax Expense	(1,326)	(1)	(765)	—	(2,092)

NET INCOME (LOSS)	(38,143)	(8)	(60,141)	38,151	(60,141)
Preferred Stock Dividends	—	—	2,105	—	2,105

NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$(38,143)	$(8)	$(62,246)	$38,151	$(62,246)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED MARCH 31, 2015

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$54,000	$111	$—	$—	$54,111
Other Revenue	11	—	—	—	11

TOTAL OPERATING REVENUE	54,011	111	—	—	54,122
OPERATING EXPENSES
Production and Lease Operating Expense	29,014	38	—	—	29,052
General and Administrative Expense	6,659	16	2,976	—	9,651
Loss on Disposal of Asset	65	—	—	—	65
Impairment Expense	7,012	11	—	—	7,023
Exploration Expense	518	—	—	—	518
Depreciation, Depletion, Amortization and Accretion	26,292	69	—	(235)	26,126
Other Operating Expense	5,191	—	—	—	5,191

TOTAL OPERATING EXPENSES	74,751	134	2,976	(235)	77,626
INCOME (LOSS) FROM OPERATIONS	(20,740)	(23)	(2,976)	235	(23,504)
OTHER INCOME (EXPENSE)
Interest Expense	(58)	—	(11,959)	—	(12,017)
Gain on Derivatives, Net	16,856	—	263	—	17,119
Other Expense	34	—	—	—	34
Loss From Equity Method Investments	(203)	—	—	—	(203)
Income (Loss) From Equity in Consolidated Subsidiaries	(23)	23	(3,214)	3,214	—

TOTAL OTHER INCOME (EXPENSE)	16,606	23	(14,910)	3,214	4,933
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(4,134)	—	(17,886)	3,449	(18,571)
Income Tax Benefit	20	—	72	—	92

INCOME (LOSS) FROM CONTINUING OPERATIONS	(4,114)	—	(17,814)	3,449	(18,479)
Loss From Discontinued Operations, Net of Income Tax	—	2,826	—	(864)	1,962

Net Income (Loss)	(4,114)	2,826	(17,814)	2,585	(16,517)
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	—	1,297	—	—	1,297

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$(4,114)	$1,529	$(17,814)	$2,585	$(17,814)

Preferred Stock Dividends	—	—	2,415	—	2,415

NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$(4,114)	$1,529	$(20,229)	$2,585	$(20,229)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$171,440	$511	$—	$—	$171,951
Other Revenue	42	—	—	—	42

TOTAL OPERATING REVENUE	171,482	511	—	—	171,993
OPERATING EXPENSES
Production and Lease Operating Expense	118,825	174	—	—	118,999
General and Administrative Expense	22,879	52	6,504	—	29,435
Gain on Disposal of Asset	(477)	—	—	—	(477)
Impairment Expense	345,892	1,396	—	(1,513)	345,775
Exploration Expense	2,879	137	—	(5)	3,011
Depreciation, Depletion, Amortization and Accretion	105,556	157	—	(969)	104,744
Other Operating Expense	5,595	—	—	—	5,595

TOTAL OPERATING EXPENSES	601,149	1,916	6,504	(2,487)	607,082
INCOME (LOSS) FROM OPERATIONS	(429,667)	(1,405)	(6,504)	2,487	(435,089)
OTHER INCOME (EXPENSE)
Interest Expense	(271)	—	(47,535)	—	(47,806)
Gain on Derivatives, Net	59,242	—	934	—	60,176
Other Expense	(115)	—	—	—	(115)
Loss From Equity Method Investments	(411)	—	—	—	(411)
Income (Loss) From Equity in Consolidated Subsidiaries	(1,324)	1,324	(313,198)	313,198	—

TOTAL OTHER INCOME (EXPENSE)	57,121	1,324	(359,799)	313,198	11,844
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(372,546)	(81)	(366,303)	315,685	(423,245)
Income Tax Benefit	21,122	81	3,024	—	24,227

NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(351,424)	—	(363,279)	315,685	(399,018)
Income (Loss) From Discontinued Operations, Net of Income Tax	—	3,908	35,269	(1,192)	37,985

NET INCOME (LOSS)	(351,424)	3,908	(328,010)	314,493	(361,033)
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	—	2,245	—	—	2,245

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$(351,424)	$1,663	$(328,010)	$314,493	$(363,278)

Preferred Stock Dividends	—	—	9,660	—	9,660

NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$(351,424)	$1,663	$(337,670)	$314,493	$(372,938)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$297,710	$159	$—	$—	$297,869
Other Revenue	118	—	—	—	118

TOTAL OPERATING REVENUE	297,828	159	—	—	297,987
OPERATING EXPENSES
Production and Lease Operating Expense	100,261	21	—	—	100,282
General and Administrative Expense	30,317	83	5,737	—	36,137
Loss on Disposal of Asset	644	—	—	—	644
Impairment Expense	126,662	5,956	—	—	132,618
Exploration Expense	9,165	281	—	—	9,446
Depreciation, Depletion, Amortization and Accretion	94,643	513	—	(689)	94,467
Other Operating Expense	134	—	—	—	134

TOTAL OPERATING EXPENSES	361,826	6,854	5,737	(689)	373,728
INCOME (LOSS) FROM OPERATIONS	(63,998)	(6,695)	(5,737)	689	(75,741)
OTHER INCOME (EXPENSE)
Interest Expense	(142)	—	(36,835)	—	(36,977)
Gain on Derivatives, Net	37,359	—	1,517	—	38,876
Other Income (Expense)	90	—	—	—	90
Loss From Equity Method Investments	(813)	—	—	—	(813)
Income (Loss) From Equity in Consolidated Subsidiaries	(4,278)	4,278	(20,204)	20,204	—

TOTAL OTHER INCOME (EXPENSE)	32,216	4,278	(55,522)	20,204	1,176
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(31,782)	(2,417)	(61,259)	20,893	(74,565)
Income Tax (Expense) Benefit	9,928	2,417	14,570	—	26,915

NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(21,854)	—	(46,689)	20,893	(47,650)
Income From Discontinued Operations, Net of Income Taxes	—	9,330	—	(4,330)	5,000

NET INCOME (LOSS)	(21,854)	9,330	(46,689)	16,563	(42,650)
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	—	4,039	—	—	4,039

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$(21,854)	$5,291	$(46,689)	$16,563	$(46,689)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$213,919	$—	$—	$—	$213,919
Other Revenue	200	—	—	—	200

TOTAL OPERATING REVENUE	214,119	—	—	—	214,119
OPERATING EXPENSES
Production and Lease Operating Expense	62,138	12	—	—	62,150
General and Administrative Expense	25,376	43	5,420	—	30,839
Loss on Disposal of Asset	1,601	1	—	—	1,602
Impairment Expense	32,072	—	—	—	32,072
Exploration Expense	11,395	13	—	—	11,408
Depreciation, Depletion, Amortization and Accretion	62,540	46	—	(200)	62,386
Other Operating Expense	592	—	—	—	592

TOTAL OPERATING EXPENSES	195,714	115	5,420	(200)	201,049
INCOME (LOSS) FROM OPERATIONS	18,405	(115)	(5,420)	200	13,070
OTHER INCOME (EXPENSE)
Interest Expense	(64)	—	(22,612)	—	(22,676)
Gain on Derivatives, Net	(2,703)	—	(205)	—	(2,908)
Other Income (Expense)	6,739	—	—	—	6,739
Loss From Equity Method Investments	(763)	—	—	—	(763)
Income (Loss) From Equity in Consolidated Subsidiaries	(33)	33	5,703	(5,703)	—

TOTAL OTHER INCOME (EXPENSE)	3,176	33	(17,114)	(5,703)	(19,608)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	21,581	(82)	(22,534)	(5,503)	(6,538)
Income Tax (Expense) Benefit	(14,409)	(1,841)	20,404	—	4,154

NET INCOME (LOSS) FROM CONTINUING OPERATIONS	7,172	(1,923)	(2,130)	(5,503)	(2,384)
Income From Discontinued Operations, Net of Income Taxes	—	4,385	—	(2,574)	1,811

NET INCOME (LOSS)	7,172	2,462	(2,130)	(8,077)	(573)
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	—	1,557	—	—	1,557

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$7,172	$905	$(2,130)	$(8,077)	$(2,130)